FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Detail) - Level 3 - Recurring - USD ($)		3 Months Ended
	Mar. 08, 2021	Jun. 30, 2021	Mar. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		$ 16,753,881	$ 0
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		4,198,067	1,836,968
Fair value as of June 30, 2021		20,951,948	16,753,881
Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			1,034,746
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		6,075,072	0
Initial measurement	4,730,000
Change in valuation inputs or other assumptions		4,252,550	856,261
Fair value as of June 30, 2021		10,327,622	6,075,072
Public Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			488,811
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		10,678,809	0
Initial measurement	$ 9,152,167
Change in valuation inputs or other assumptions		(54,483)	980,707
Fair value as of June 30, 2021		$ 10,624,326	10,678,809
Private Placement Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			$ 545,935